CONSOLIDATED STATEMENTS OF CHANGE IN SHAREHOLDERS' EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Accumulated Deficit [Member]	Total
Balance, shares at Dec. 31, 2013	2,500,000	31,647,000
Balance at Dec. 31, 2013	$ 25,000	$ 320,070	$ 4,022,481	$ (2,501)	$ (2,974,025)	$ 1,391,025
Common stock issued for cash ($.50/share) pursuant to exercised stock option grant		$ 500	24,500			$ 25,000
Common stock issued for cash ($.50/share) pursuant to exercised stock option grant, shares		50,000				50,000
Common stock issued for services ($.50/share)		$ 450	27,050			$ 27,500
Common stock issued for services ($.50/share), shares		45,000
Sale of common stock for cash ($.50/share) pursuant to Subscription Agreement		$ 13,600	666,400			680,000
Sale of common stock for cash ($.50/share) pursuant to Subscription Agreement, shares		1,360,000
Sale of 10% Series A preferred stock for cash ($.50/share) pursuant to Subscription Agreement	$ 1,000		49,000			50,000
Sale of 10% Series A preferred stock for cash ($.50/share) pursuant to Subscription Agreement, shares	100,000
Sale of 10% Series C Preferred Stock for cash ($.50/share) pursuant to Subscription Agreement	$ 18,000		882,000			900,000
Sale of 10% Series C Preferred Stock for cash ($.50/share) pursuant to Subscription Agreement, shares	1,800,000
Common stock issued for 10% dividend payment pursuant to 10% Series A and 10% Series B Preferred Stock designations		$ 212	(212)
Common stock issued for 10% dividend payment pursuant to 10% Series A and 10% Series B Preferred Stock designations, shares		21,234
Stock option compensation expense			69,890			69,890
Net Loss					(1,510,636)	(1,510,636)
Balance, shares at Dec. 31, 2014	4,400,000	33,123,234
Balance at Dec. 31, 2014	$ 44,000	$ 334,832	5,741,109	(2,501)	(4,484,661)	1,632,779
Common stock issued for cash (.2778/share) pursuant to exercised stock option grant		$ 540	14,461			15,001
Common stock issued for cash (.2778/share) pursuant to exercised stock option grant, shares		54,000
Common stock issued for cash ($.50/share) pursuant to exercised stock option grant		$ 100	4,900			5,000
Common stock issued for cash ($.50/share) pursuant to exercised stock option grant, shares		10,000
Common Stock issued for services ($.60/share)		$ 70	4,130			4,200
Common Stock issued for services ($.60/share), shares		7,000
Common stock issued for services ($.65/share)		$ 570	36,480			37,050
Common stock issued for services ($.65/share), shares		57,000
Common stock issued for services ($.69/share)		$ 70	4,760			4,830
Common stock issued for services ($.69/share), shares		7,000
Common stock issued for services ($.75/share)		$ 74	5,476			5,550
Common stock issued for services ($.75/share), shares		7,400
Retired Treasury shares		$ (3,600)	1,099	2,501
Common stock issued for services ($.50/share)						27,500
Sale of common stock for cash ($.50/share) pursuant to Subscription Agreement		$ 19,800	970,200			990,000
Sale of common stock for cash ($.50/share) pursuant to Subscription Agreement, shares		1,980,000
Sale of 10% Series A preferred stock for cash ($.50/share) pursuant to Subscription Agreement	$ 3,000		147,000			150,000
Sale of 10% Series A preferred stock for cash ($.50/share) pursuant to Subscription Agreement, shares	300,000
Sale of 10% Series D preferred stock for cash ($.50/share) pursuant to Subscription Agreement	$ 5,000		245,000			250,000
Sale of 10% Series D preferred stock for cash ($.50/share) pursuant to Subscription Agreement, shares	500,000
Common stock issued for 10% dividend payment pursuant to 10% Series A Preferred Stock designations		$ 1,600	(1,600)
Common stock issued for 10% dividend payment pursuant to 10% Series A Preferred Stock designations, shares		160,000
Common stock issued for 10% dividend payment pursuant to 10% Series B Preferred Stock designations		$ 1,000	(1,000)
Common stock issued for 10% dividend payment pursuant to 10% Series B Preferred Stock designations, shares		100,000
Common stock issued for 10% dividend payment pursuant to 10% Series C Preferred Stock designations		$ 294	(294)
Common stock issued for 10% dividend payment pursuant to 10% Series C Preferred Stock designations, shares		29,425
Stock option compensation expense			59,327			59,327
Common Stock issued for acquisitions ($0.75/share)		$ 3,500	259,000			$ 262,500
Common Stock issued for acquisitions ($0.75/share), shares		350,000				350,000
Beneficial Conversion			78,000			$ 78,000
Net Loss					(1,673,094)	(1,673,094)
Balance, shares at Dec. 31, 2015	5,200,000	35,885,059
Balance at Dec. 31, 2015	$ 52,000	$ 358,850	7,568,048		(6,157,755)	1,821,143
Common stock issued for services ($.69/share)		$ 640	43,840			44,480
Common stock issued for services ($.69/share), shares		64,000
Common stock issued for services ($.75/share)		$ 70	4,620			4,690
Common stock issued for services ($.75/share), shares		7,000
Sale of common stock for cash ($.50/share) pursuant to Subscription Agreement		$ 10,000	490,000			500,000
Sale of common stock for cash ($.50/share) pursuant to Subscription Agreement, shares		1,000,000
Sale of 10% Series A preferred stock for cash ($.50/share) pursuant to Subscription Agreement		$ 1,817	(1,817)
Sale of 10% Series A preferred stock for cash ($.50/share) pursuant to Subscription Agreement, shares		181,699
Sale of 10% Series C Preferred Stock for cash ($.50/share) pursuant to Subscription Agreement		$ 1,800	(1,800)
Sale of 10% Series C Preferred Stock for cash ($.50/share) pursuant to Subscription Agreement, shares		180,000
Sale of 10% Series D preferred stock for cash ($.50/share) pursuant to Subscription Agreement		$ 399	(399)
Sale of 10% Series D preferred stock for cash ($.50/share) pursuant to Subscription Agreement, shares		39,863
Stock option compensation expense			77,124			77,124
Net Loss					(1,180,864)	(1,180,864)
Balance, shares at Jun. 30, 2016	5,200,000	37,464,821
Balance at Jun. 30, 2016	$ 52,000	$ 374,648	$ 8,333,304		$ (7,338,619)	$ 1,421,333